Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 15: TRANSACTIONS WITH RELATED PARTIES

Office rent: The Company has entered into lease agreements with Goldland Ktimatiki-Ikodomiki-Touristiki Xenodohiaki Anonimos Eteria and Emerald Ktimatiki-Ikodomiki Touristiki Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings’ Chairman and Chief Executive Officer. The lease agreements provide for the leasing of facilities located in Piraeus, Greece to house the operations of most of the Company’s subsidiaries. The total annual lease payments are in aggregate €943 (approximately $1,065) and the lease agreements continue to be effective until either party terminates the agreement or until they expire in 2019. These payments are subject to annual adjustments, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.

Purchase of services: The Company utilizes its affiliate company, Acropolis, as a broker. Commissions charged from Acropolis for each of the years ended December 31, 2017, 2016 and 2015 were $0, $0 and $6, respectively. Included in the trade accounts payable at both December 31, 2017 and 2016 was an amount due to Acropolis of $76 and $76, respectively.

Vessels charter hire: From 2012, Navios Holdings has entered into charter-in contracts for certain of Navios Partners’ vessels, all of which have been redelivered by April 2016.

In May 2012 and 2013, the Company entered into two charters with Navios Partners for the Navios Aldebaran and the Navios Prosperity. On February 11, 2015, the Company and Navios Partners entered into a novation agreement whereby the rights to the time charter contract of the Navios Aldebaran and the Navios Prosperity were transferred to Navios Holdings on February 28 and March 5, 2015, respectively.

In 2012 and 2013, the Company entered into various charters with Navios Partners for the Navios Apollon, Navios Libra, Navios Felicity and Navios Hope. In April 2015, these charters were further extended for approximately one year at a net daily rate of $12.5, $12.0, $12.0, $10.0 plus 50/50 profit sharing based on actual earnings at the end of the period.

In 2015, the Company entered into various charters with Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun. The terms of these charters were approximately nine to twelve months, at a net daily rate of $7.6, $12.0, $12.0, $12.0, $12.0, $12.5, $12.0, $11.4 and $12.0, respectively plus 50/50 profit sharing based on actual earnings at the end of the period.

In November 2016 the Company entered into a charter with Navios Partners for the Navios Fulvia, a 2010-built Capesize vessel. The term of this charter was approximately three months from November 2016, at a net daily rate of $11.5.

Total charter hire expense for all vessels for the years ended December 31, 2017, 2016 and 2015 was $651, $1,711 and $39,727, respectively, and was included in the consolidated statements of comprehensive (loss)/income under “Time charter, voyage and logistics business expenses”.

Management fees: Navios Holdings provides commercial and technical management services to Navios Partners’ vessels for a daily fixed fee. This daily fee covers all of the vessels’ operating expenses, including the cost of drydock and special surveys. In each of October 2013, August 2014, and February 2015, the Company amended its existing management agreement with Navios Partners to fix the fees for ship management services of its owned fleet at: (i) $4.0 daily rate per Ultra-Handymax vessel; (ii) $4.1 daily rate per Panamax vessel; (iii) $5.1 daily rate per Capesize vessel; (iv) $6.5 daily rate per container vessel of TEU 6,800; (v) $7.2 daily rate per container vessel of more than TEU 8,000; and (vi) $8.5 daily rate per very large container vessel of more than TEU 13,000 through December 31, 2015. In February 2016, the Company further amended its existing management agreement to fix the fees for ship management services of its owned fleet at: (i) $4.1 daily rate per Ultra-Handymax vessel; (ii) $4.2 daily rate per Panamax vessel; (iii) $5.25 daily rate per Capesize vessel; (iv) $6.7 daily rate per container vessel of TEU 6,800; (v) $7.4 daily rate per container vessel of more than TEU 8,000; and (vi) $8.75 daily rate per very large container vessel of more than TEU 13,000 through December 31, 2017. In November 2017, the Company further amended its existing management agreement to fix the fees for ship management services of its owned fleet at: (i) $4.2 daily rate per Ultra-Handymax vessel; (ii) $4.3 daily rate per Panamax vessel; (iii) $5.25 daily rate per Capesize vessel; (iv) $6.7 daily rate per container vessel of TEU 6,800; (v) $7.4 daily rate per container vessel of more than TEU 8,000; and (vi) $8.75 daily rate per very large container vessel of more than TEU 13,000 through December 31, 2019. Drydocking expenses will be reimbursed by Navios Partners at cost at occurrence.

Total management fees for the years ended December 31, 2017, 2016 and 2015 amounted to $62,157, $59,209 and $56,504, respectively, and are presented net under the caption “Direct vessel expenses”.

Effective August 31, 2016, Navios Partners could, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the management agreement to a later date, but not later than January 5, 2018, and if reimbursed on a later date, such amounts would bear interest at a rate of 1% per annum over LIBOR. Total amount due from Navios Partners as of December 31, 2017 amounted to $0 (December 31, 2016: $11,105) and is presented under the caption “Long-term receivable from affiliate company”.

Navios Holdings provides commercial and technical management services to Navios Acquisition’s vessels for a daily fee that was fixed. This daily fee covers all of the vessels’ operating expenses, other than certain fees and costs. Actual operating costs and expenses would be determined in a manner consistent with how the initial fixed fees were determined. In May 2014, Navios Holdings extended the duration of its existing management agreement with Navios Acquisition until May 2020 and fixed the fees for ship management services of Navios Acquisition owned fleet for two additional years through May 2016 at $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and reduced the daily rate to $9.5 per VLCC vessel. In May 2016, Navios Holdings amended its agreement with Navios Acquisition to fix the fees for ship management services of Navios Acquisition owned fleet at a daily fee of (i) $6.35 per MR2 product tanker and chemical tanker vessel; (ii) $7.15 per LR1 product tanker vessel; and (iii) $9.5 per VLCC through May 2018. Drydocking expenses under this agreement will be reimbursed at cost at occurrence for all vessels.

Total management fees for the years ended December 31, 2017, 2016 and 2015 amounted to $94,973, $97,866 and $95,336, respectively, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated December 13, 2013, Navios Holdings provides commercial and technical management services to Navios Europe I’s tanker and container vessels. The term of this agreement is for a period of six years. Management fees under this agreement will be reimbursed at cost at occurrence. Total management fees for the years ended December 31, 2017, 2016 and 2015 amounted to $21,472, $20,855 and $20,383, respectively, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated November 18, 2014, as further amended in October 2016, Navios Holdings provides commercial and technical management services to Navios Midstream’s vessels for a daily fixed fee of $9.5 per owned VLCC vessel, effective through December 31, 2018. Drydocking expenses under this agreement will be reimbursed at cost at occurrence for all vessels. The term of this agreement is for a period of five years. Total management fees for the years ended December 31, 2017, 2016 and 2015 amounted to $20,805, $20,862 and $17,613, respectively, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated June 5, 2015, Navios Holdings provides commercial and technical management services to Navios Europe II’s dry bulk and container vessels. The term of this agreement is for a period of six years. Management fees under this agreement will be reimbursed at cost at occurrence. Total management fees for the year ended December 31, 2017, 2016 and 2015 amounted to $22,055, $23,527 and $9,581, respectively, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated June 7, 2017, as amended in November 2017, Navios Holdings, provides commercial and technical management services to Navios Containers’ vessels. The term of this agreement is for an initial period of five years with an automatic extension for period of five years thereafter unless a notice for termination is received by either party. The fee for the ship management services provided by Navios Holdings is a daily fee of $6.1 per day for 4,250 TEU, 3,450 TEU and 5,500 TEU container vessels. Drydocking expenses under this agreement are reimbursed by Navios Containers at cost. Total management fees for the period ended December 31, 2017 amounted to $16,702 and are presented net under the caption “Direct vessel expenses”.

Navios Partners Guarantee: In November 2012 (as amended in March 2014), the Company entered into an agreement with Navios Partners (the “Navios Partners Guarantee”) to provide Navios Partners with guarantees against counterparty default on certain existing charters, which had previously been covered by the charter insurance for the same vessels, same periods and same amounts. The Navios Partners Guarantee provides for a maximum possible payout of $20,000 by the Company to Navios Partners. Premiums that are calculated on the same basis as the restructured charter insurance are included in the management fee that is paid by Navios Partners to Navios Holdings pursuant to the management agreement. As of December 31, 2017, Navios Partners has submitted one claim under this agreement to the Company. As at December 31, 2017 and December 31, 2016, the fair value of the claim was estimated at $20,000 and $19,739, respectively and included in “Other long-term liabilities and deferred income” in the consolidated balance sheet. The final settlement of the amount due will take place at anytime but in no case later than December 31, 2019, in accordance with a letter of agreement effective as of December 29, 2017. During the year ended December 31, 2015, the Company initially recognized this claim as “Other expense” in the consolidated statement of comprehensive (loss)/income.

General and administrative expenses incurred on behalf of affiliates/Administrative fee revenue from affiliates: Navios Holdings provides administrative services to Navios Partners. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Holdings extended the duration of its existing administrative services agreement with Navios Partners until December 31, 2022, pursuant to its existing terms. Total general and administrative fees for the years ended December 31, 2017, 2016 and 2015 amounted to $8,347, $7,751 and $6,205, respectively.

Navios Holdings provides administrative services to Navios Acquisition. Navios Holdings extended the duration of its existing administrative services agreement with Navios Acquisition until May 2020 pursuant to its existing terms. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees for the years ended December 31, 2017, 2016 and 2015 amounted to $9,000, $9,427 and $7,608, respectively.

Navios Holdings provides administrative services to Navios Logistics. In April 2016, Navios Holdings extended the duration of its existing administrative services agreement with Navios Logistics until December 2021 pursuant to its existing terms. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees for the years ended December 31, 2017, 2016 and 2015 amounted to $1,000, $1,000 and $760, respectively. The general and administrative fees have been eliminated upon consolidation.

Pursuant to an administrative services agreement dated December 13, 2013, Navios Holdings provides administrative services to Navios Europe I’s tanker and container vessels. The term of this agreement is for a period of six years. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees for the years ended December 31, 2017, 2016 and 2015 amounted to $1,187, $1,300 and $800, respectively.

Pursuant to an administrative services agreement dated November 18, 2014, Navios Holdings provides administrative services to Navios Midstream. The term of this agreement is for a period of five years. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees for the years ended December 31, 2017, 2016 and 2015 amounted to $1,500, $1,500 and $1,014, respectively.

Pursuant to an administrative services agreement dated June 5, 2015, Navios Holdings provides administrative services to Navios Europe II’s dry bulk and container vessels. The term of this agreement is for a period of six years. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the year ended December 31, 2017, 2016 and 2015, amounted to $1,766, $1,820 and $550, respectively.

Pursuant to the administrative services agreement dated June 7, 2017, Navios Holdings provides administrative services to Navios Containers. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for a period of five years thereafter unless a notice of termination is received by either party. Total general and administrative fees attributable to this agreement for the period ended December 31, 2017, amounted to $1,868.

Administrative services under these agreements include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, investor relations and other services.

Balance due from/to affiliates (excluding Navios Europe I and Navios Europe II): Balance due to Navios Partners as of December 31, 2017 amounted to $8,315 (December 31, 2016: $8,664), and the Long-term payable to Navios Partners amounted to $14,891 (December 31, 2016: $0). Balance due to Navios Acquisition as of December 31, 2017 amounted to $2,800 (December 31, 2016: $19,383), and the Long-term payable to Navios Acquisition amounted to $15,236 (December 31, 2016: $6,399). Balance due to Navios Midstream as of December 31, 2017 amounted to $990 (December 31, 2016: $4,800), and the Long-term payable to Navios Midstream amounted to $4,554 (December 31, 2016: $0). Balance due to Navios Containers as of December 31, 2017 amounted to $3,334 (December 31, 2016: $0), and the Long-term payable to Navios Containers amounted to $7,965 (December 31, 2016: $0)

The balances mainly consisted of management fees, administrative fees, drydocking and other expenses prepaid by the affiliates according to our management agreements and other amounts payable to affiliates.

Omnibus agreements: Navios Holdings has entered into an omnibus agreement with Navios Partners (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Holdings entered into an omnibus agreement with Navios Acquisition and Navios Partners (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter dry bulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its dry bulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Navios Holdings entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years without the consent of Navios Midstream. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.

Navios Holdings entered into an omnibus agreement with Navios Containers, Navios Acquisition, Navios Partners and Navios Midstream, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners, Navios Midstream and their controlled affiliates generally have granted a right of first refusal to Navios Containers over any container vessels to be sold or acquired in the future, subject to significant exceptions that would allow Navios Acquisition, Navios Holdings, Navios Partners and Navios Midstream or any of their controlled affiliates to compete with Navios Containers under specified circumstances.

Midstream General Partner Option Agreement: Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2017, Navios Holdings had not exercised any part of that option.

Sale of Vessels and Sale of Rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognizes the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and defers recognition of the gain to the extent of its own ownership interest in Navios Partners (the “deferred gain”). Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company’s ownership interest in Navios Partners is reduced. In connection with the public offerings of common units by Navios Partners, a pro rata portion of the deferred gain is released to income upon dilution of the Company’s ownership interest in Navios Partners. As of December 31, 2017 and 2016, the unamortized deferred gain for all vessels and rights sold totaled $9,955 and $11,846, respectively. For the years ended December 31, 2017, 2016 and 2015, Navios Holdings recognized $1,892, $1,833 and $2,621 of the deferred gain, respectively, in “Equity/(loss) in net earnings of affiliated companies”.

Participation in offerings of affiliates: Refer to Note 8 for Navios Holdings’ participation in Navios Acquisition’s and Navios Partners’ offerings. On February 4, 2015, Navios Holdings entered into a share purchase agreement with Navios Partners pursuant to which Navios Holdings made an investment in Navios Partners by purchasing common units, and general partnership interests, in order to maintain its 20.0% partnership interest in Navios Partners following its equity offering in February 2015. In connection with this agreement, Navios Holdings entered into a registration rights agreement with Navios Partners pursuant to which Navios Partners provided Navios Holdings with certain rights relating to the registration of the common units. Navios Holdings has entered into additional share purchase agreements on December 30, 2016, March 3, 2017, and March 23, 2017, and March 31, 2017 for the purchase up to a total of 1,313,399 general partnership interests.

The Navios Acquisition Credit Facilities: On September 19, 2016, Navios Holdings entered into a secured credit facility of up to $70,000 with Navios Acquisition. This credit facility was secured by all of the Company’s’ interest in Navios Acquisition and 78.5% of the Company’s interest in Navios Logistics, representing a majority of the shares outstanding of Navios Logistics. This facility was provided for an arrangement fee of $700. On November 3, 2017, Navios Holdings prepaid in full the outstanding amount under this credit facility with Navios Acquisition and all collateral was released.

In 2010, Navios Acquisition entered into a $40,000 credit facility with Navios Holdings, which matured in December 2015. The facility was available for multiple drawings up to a limit of $40,000 and had a margin of LIBOR plus 300 basis points. The final maturity date was January 2, 2017. As of December 31, 2017 and 2016, there was no outstanding amount under this facility.

The Navios Partners Credit Facility: In May 2015, Navios Partners entered into a credit facility with Navios Holdings of up to $60,000. The Navios Partners Credit Facility bears an interest of LIBOR plus 300 bps. The final maturity date was January 2, 2017. As of December 31, 2017 and 2016, there was no outstanding amount under this facility. In April 2016, Navios Partners has drawn $21,000 from the Navios Partners Credit Facility, which was fully repaid during April 2016.

Balance due from Navios Europe I: Balance due from Navios Europe I as of December 31, 2017 amounted to $7,176 (December 31, 2016: $2,376) which included the net current amount receivable of $4,002 (December 31, 2016: $145) mainly consisting of management fees, accrued interest income earned under the Navios Revolving Loans I (as defined in Note 8) and other expenses and the non-current amount of $3,174 (December 31, 2016: $2,231) related to the accrued interest income earned under the Navios Term Loans I (as defined in Note 8).

The Navios Revolving Loans I and the Navios Term Loans I earn interest and an annual preferred return, respectively, at 1,270 basis points per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.

As of December 31, 2017 and 2016, the outstanding amount relating to Navios Holdings’ portion under the Navios Revolving Loans I was $11,125 and $7,125, respectively, under the caption “Loan receivable from affiliate companies”. As of December 31, 2017, the amount undrawn under the Revolving Loans I was $0.

On March 17, 2017, Navios Holdings transferred to Navios Partners its rights to the Navios Revolving Loans I and the Navios Term Loans I (including the respective accrued receivable interest), with a total carrying value of $21,384 for a total consideration of $33,473, comprised of $4,050 in cash and 13,076,923 newly issued common units of Navios Partners with a fair value of $29,423 (based on Navios Partners’ trading price as of the closing of the transaction). The Company evaluated this transaction in accordance with ASC 860, classifying it as a secured borrowing arrangement. At the date of this transaction, the Company recognized a long-term liability of $33,473, including a premium of $12,089 which will be amortized through “Interest income” over the term of the loans until 2023, and is included within “Long-term payable to affiliate companies”. Navios Holdings may be required from Navios Partners, under certain conditions, to repurchase the loans after the third anniversary of the date of the transaction based on the then-outstanding balance of the loans. See also Note 8. As of December 31, 2017, the balance payable to Navios Partners amounted to $34,227, including the unamortized premium of $10,390.

Balance due from Navios Europe II: Balance due from Navios Europe II as of December 31, 2017, amounted to $2,440 (December 31, 2016: $10,453), which included the net current payable amount of $1,310 (December 31, 2016: $8,402), mainly consisting of management fees and accrued interest income earned under the Navios Revolving Loans II (as defined in Note 8) and other expenses and the non-current amount receivable of $3,750 (December 31, 2016: $2,051) related to the accrued interest income earned under the Navios Term Loans II (as defined in Note 8).

The Navios Revolving Loans II and the Navios Term Loans II earn interest and an annual preferred return, respectively, at 1,800 basis points per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.

As of December 31, 2017, the outstanding amount relating to Navios Holdings’ portion under the Navios Revolving Loans II was $12,063 (December 31, 2016: $11,602), under the caption “Loan receivable from affiliate companies.” In March 2017, the amount undrawn from the Navios Revolving Loans II increased by $14,000. As of December 31, 2017, the amount undrawn from the Navios Revolving Loans II was $15,003, of which Navios Holdings may be required to fund an amount ranging from $0 to $15,003.